10. Accounts Receivable Concessions	12 Months Ended
Dec. 31, 2018
Accounts Receivable Concessions
Accounts Receivable Concessions

	12.31.2018	12.31.2017
Power distribution service concession (10.1)	783,023	684,206
Piped gas distribution service concession (10.2)	322,259	303,668
Bonus from the grant of concession agreements under the quota system (10.3)	625,772	606,479
Power transmission concession (10.4)	-	1,497,399
Remeasurement of RBSE assets (10.5)	753,826	1,418,370
Generation concession agreements (10.6)	65,811	68,859
	2,550,691	4,578,981
Current	53,177	149,744
Noncurrent	2,497,514	4,429,237

10.1	Power distribution service concession

Balance as of January 1, 2017	614,806
Donations and grants received	76
Transfers from intangible assets (Note 19.1)	56,853
Transfers to other receivables (assets held for disposal)	(3,711)
Fair value recognition	16,199
Loss on disposal	(17)
Balance as of December 31, 2017	684,206
Transfers from contract assets (Note 11.1)	66,380
Transfers to other receivables (assets held for disposal)	(1,334)
Fair value recognition	35,306
Loss on disposal	(1,535)
Balance as of December 31, 2018	783,023

The distribution concession agreement amount is measured at fair value and its collection is assured by the Concession Grantor through an indemnity upon the return of these assets at the end of the concession period.

10.2	Piped gas distribution service concession

Balance as of January 1, 2017	83,378
Reclassifications from intangible assets (Note 2.1.1)	154,800
Transfers from intangible assets (Note 19.3)	24,609
Fair value recognition	40,881
Balance as of December 31, 2017	303,668
Transfers from contract assets (Note 11.2)	6,399
Fair value recognition	12,193
Loss on disposal	(1)
Balance as of December 31, 2018	322,259

10.3	Bonus from the grant of concession agreements under the quota system

Balance as of January 1, 2017	586,706
Transfers to electricity grid use charges - customers	(62,387)
Interest (Note 31)	82,160
Balance as of December 31, 2017	606,479
Transfers to electricity grid use charges - customers	(66,693)
Interest (Note 31)	85,986
Balance as of December 31, 2018	625,772

On January 5, 2016, Copel GeT entered into a 30-year concession agreement of HPP GPS, in accordance with Law No. 12,783/2013, with payment of the Bonus from the Grant - BO to the Concession Grantor, amounting to R$ 574,827, as per ANEEL Invitation to Bid 12/2015.

The electric energy in 2016 was fully sold to the Regulated Contracting Environment - ACR under the Assured Power Quota System - CGF or “quota regime” and, as from 2017 to the end of the concession, in the proportion of 70% of the power in the ACR and 30% in the free environment - ACL.

The amount of the bonus for the grant was recognized as a financial asset due to the Copel GeT’s unconditional right to receive the amount paid with inflation adjustment based on IPCA and interest during the concession period.

10.4	Power transmission concession

Balance as of January 1, 2017	1,342,055
Transfers to electricity grid use charges - customers	(81,497)
Transfers to property, plant and equipment	(29,264)
Remuneration	129,769
Construction income	136,336
Balance as of December 31, 2017	1,497,399
Transfers to contract assets (Note 11.3)	(1,497,399)
Balance as of December 31, 2018	-

10.5	Remeasurement of RBSE assets

Balance as of January 1, 2017	1,186,985
Gain on remeasurement of the cash flow from the RBSE assets	178,141
Increase in the estimated amount due to the approval of the report on RBSE assets	183,015
Transfers to electricity grid use charges - customers	(129,771)
Balance as of December 31, 2017	1,418,370
Transfers to contract assets (Note 11.3)	(635,292)
Gain on the cash flow from the RBSE assets	82,640
Transfers to electricity grid use charges - customers	(111,892)
Balance as of December 31, 2018	753,826

Copel GeT extended the concession agreement 060/2001, pursuant to Law No. 12,783/2013, and recognized receivables related to the electricity transmission assets of the Existing Basic Network System (RBSE) and the connecting facilities and Other Transmission Facilities - RPC existing in May 2000 and not yet depreciated or amortized.

On April 20, 2016, MME Ordinance No. 120 was published, determining that the amounts of assets not yet depreciated and/or amortized shall comprise the Regulatory Remuneration Base (BRR) for electricity transmission concession operators as of the 2017 tariff review process, in order to define the Annual Permitted Revenue (RAP). The Ordinance addressed issues related to updating, remuneration and period for receiving the amounts, which are regulated by ANEEL Normative Resolution No. 762/2017, by means of Public Hearing 068/2016.

On April 12, 2017, ANEEL issued Technical Note No. 61/2017 - SFF, which concluded the audit of the assets appraisal report and recognized the amount of R$ 667,637 as the net value of the assets at December 31, 2012. ANEEL’s board approved the inspection results on May 9, 2017, with no recognition of R$ 214,663 in relation to the amount originally requested of R$ 882,300, considering that the main disallowance is related to assets of Substation SF6 of Salto Caxias.

Moreover, on June 27, 2017 ANEEL published Resolution No. 2,258 establishing the Annual Permitted Revenue (RAP), for the 2017/2018 tariff cycle, considering a court decision on the injunction of April 11, 2017 related to a lawsuit filed by three business associations, which determines the deduction of the “compensation”, provided for in article 15, paragraph 2 of Law 12,783/2013. The same decision was applied for the current 2018-2019 cycle, according to ANEEL Resolution 2,408 of June 26, 2018.

The compensation being challenged in court related to the cost of equity calculated for the RBSE assets from January 2013 to June 2017, temporarily reduced the RAP of this cycle from R$ 136,790 to R$ 102,514, and the amount deducted from the RAP by ANEEL in the eight tariff cycles is R$ 201,795.

Based on the opinion of its legal counsel, Copel GeT understands that this is a provisional decision and is not against Copel GeT’s right to receive the amounts related to RSBE assets, which are guaranteed by Law. Therefore, the receivables related to the compensation by the cost of equity considered in the receipt flow of this asset are recorded in non-current assets.

Until December 31, 2017, RBSE assets were classified as a financial asset under the scope of IAS 39 and IFRIC 12.

With the adoption of IFRS 15 on January 1, 2018 which brought the concept of the receivable right conditioned to the fulfillment of performance obligations to operate and maintain the infrastructure and not only over time, the Company changed the classification to contract assets for the part related to RBSE assets approved for receipt after the first RAP cycle that began in July 2017. As a result, the balance as of January 1, 2018 is now classified as contract assets along with the other power transmission concession agreements (NE 11.3), with no effect on their measurement.

The part of RAP restated by the Concession Grantor, for the period from January 2013 to June 2017, approved for receipt in 8 years from the cycle that began in July 2017 was maintained with the classification of financial asset due to the unconditional right to receive the amount paid with updating by the IPCA and remuneration interest during the agreed period.

10.6	Power generation concession contract

Balance as of December 31, 2016	67,401
Gain on remeasurement of the cash flow	341
Reversal of impairment (note 32.4)	1,117
Balance as of December 31, 2017	68,859
Transfers to other current receivables - disposal of assets	(9,053)
Gain on remeasurement of the cash flow	1,247
Reversal of impairment (note 32.4)	4,758
Balance as of December 31, 2018	65,811

The balance refers to generation assets and as a result of the expiration of the GPS and Mourão I HPP concessions. Copel GeT depreciated the plants up to the expiration dates of the concessions, and the remaining balance was reclassified to Accounts Receivable Related to Concession Compensation. Although the Concession Grantor has not yet disclosed the means of remunerating these assets and there are uncertainties as to the approval of the investments made, Management believes that compensation for these assets indicates the recoverability of the recorded balance, based on the compensation methodology determined by ANEEL.

The variation in the remeasurement of the cash flow from these assets has a corresponding entry in Other operating income, in Other operational income (expenses) group.

Copel GeT submitted to ANEEL, in a timely manner, its interest in receiving the indemnifiable amount. Proof of the investments made was formalized with the regulatory agency on December 17, 2015. The new replacement value methodology was used to prepare the information, as defined in ANEEL Normative Resolution No. 596/2013.

On December 11, 2018, the Company signed the contractual commitment for the purchase and sale of the remaining assets of the extinguished Rio dos Patos HPP, as recommended in ANEEL's Authorizing Resolution No. 7,050 of June 5, 2018. The negotiation price was R$ 9,053.